Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		ordinary shares Class A	ordinary shares Class B	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) gain	Total Cheer Holding, Inc.s’ shareholder’ equity	Non-controlling interests	Total
Balance at Dec. 31, 2021		$ 7		$ 25,629	$ 123,982	$ 1,224	$ 8,069	$ 158,911	$ 553	$ 159,464
Balance (in Shares) at Dec. 31, 2021		6,812,240
Capital contribution from shareholders				500				500		500
Shares based compensation granted to employees				2				2		2
Shares based compensation granted to employees (in Shares)		200
Issuance of shares through private placement				878				878		878
Appropriation to statutory reserve					(187)	187
Net income					26,890			26,890	(450)	26,440
Foreign currency translation adjustment							(14,753)	(14,753)	(28)	(14,781)
Balance at Dec. 31, 2022		$ 7		27,009	150,685	1,411	(6,684)	172,428	75	172,503
Balance (in Shares) at Dec. 31, 2022		6,812,440
Withdrawal of contribution from shareholder				(791)				(791)		(791)
Cancellation of shares due to roundup of fractional shares in share* consolidation*
Cancellation of shares due to roundup of fractional shares in share* consolidation* (in Shares)		31,766
Issuance of shares through private placement		$ 3		79,997				80,000		80,000
Issuance of shares through private placement (in Shares)		3,225,806
Net income					30,477			30,477	51	30,528
Foreign currency translation adjustment							(2,185)	(2,185)	(48)	(2,233)
Balance at Dec. 31, 2023		$ 10		106,215	181,162	1,411	(8,869)	279,929	78	280,007
Balance (in Shares) at Dec. 31, 2023		10,070,012
Cancellation of shares due to roundup of fractional shares in share* consolidation*	[1]	$ 0
Cancellation of shares due to roundup of fractional shares in share* consolidation* (in Shares)	[1]	(16,353)
Capital contribution from shareholders				5,525				5,525		5,525
Share-based compensation	[2]	$ 0	$ 0	1,745				1,745		1,745
Share-based compensation (in Shares)	[2]	231,909	500,000
Net income					25,966			25,966	2	25,968
Foreign currency translation adjustment							(8,172)	(8,172)	(3)	(8,175)
Balance at Dec. 31, 2024		$ 10	$ 0	$ 113,485	$ 207,128	$ 1,411	$ (17,041)	$ 304,993	$ 77	$ 305,070
Balance (in Shares) at Dec. 31, 2024		10,285,568	500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).
[2]	The amount of Class A Ordinary Shares issued for share-based compensation and the amount of Class A Ordinary Shares cancelled were below 1,000. The amount of Class B Ordinary Shares issued to a shareholder was below 1,000